Condensed Consolidated Statements of Changes in Equity kr in Thousands	SEK (kr)
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2019	kr 788,071
Loss for the period	(125,041)
Other comprehensive income/(loss)	2
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(125,039)
Transactions with owners:
New share issue	827,999
Cost attributable to new share issue	(94,457)
Exercise of warrants	28,328
Share-based payments	214
Purchase of non-controlling interests	0
Total transactions with owners	762,084
Closing balance equity attributable to equity holders of the Parent Company at Jun. 30, 2020	1,425,116
Opening balance equity attributable to non-controlling interests at Dec. 31, 2019	0
Transactions with owners:
Total comprehensive loss for the period	0
Contribution from non-controlling interests	0
Non-controlling interests from business combinations	0
Purchase of non-controlling interests	0
Closing balance equity attributable to non-controlling interests at Jun. 30, 2020	0
Equity at the end of period at Jun. 30, 2020	1,425,116
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2019	788,071
Loss for the period	(433,494)
Other comprehensive income/(loss)	(4,849)
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(438,343)
Transactions with owners:
New share issue	891,388
Cost attributable to new share issue	(97,686)
Exercise of warrants	59,251
Share-based payments	6,012
Purchase of non-controlling interests	1,798
Total transactions with owners	860,763
Closing balance equity attributable to equity holders of the Parent Company at Dec. 31, 2020	1,210,491
Opening balance equity attributable to non-controlling interests at Dec. 31, 2019	0
Transactions with owners:
Total comprehensive loss for the period	(6,305)
Contribution from non-controlling interests	0
Non-controlling interests from business combinations	136,084
Purchase of non-controlling interests	(83,970)
Closing balance equity attributable to non-controlling interests at Dec. 31, 2020	45,809
Equity at the end of period at Dec. 31, 2020	1,256,300
Loss for the period	(285,295)
Other comprehensive income/(loss)	3,599
Total comprehensive income/(loss) for the period attributable to equity holders of the Parent Company	(281,695)
Transactions with owners:
New share issue	0
Cost attributable to new share issue	(982)
Exercise of warrants	0
Share-based payments	9,285
Purchase of non-controlling interests	743
Total transactions with owners	9,046
Closing balance equity attributable to equity holders of the Parent Company at Jun. 30, 2021	937,842
Transactions with owners:
Total comprehensive loss for the period	(4,205)
Contribution from non-controlling interests	2,282
Non-controlling interests from business combinations	0
Purchase of non-controlling interests	(11,026)
Closing balance equity attributable to non-controlling interests at Jun. 30, 2021	32,860
Equity at the end of period at Jun. 30, 2021	kr 970,702